Acquisitions and Divestitures - Summary of Consideration to Shareholders and Identification of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions			1 Months Ended			6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Feb. 28, 2017	Jul. 31, 2016	Jun. 30, 2018	Dec. 31, 2019	Apr. 01, 2019	Mar. 31, 2019	Dec. 31, 2018
Assets acquired:
Goodwill		$ 29,172					$ 24,389	$ 24,635	$ 24,635	$ 24,614
Yahoo! Inc.
Business Acquisition [Line Items]
Cash acquired			$ 230
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Cash payment to Yahoo’s equity holders	$ 4,673	4,673		$ 4,480	$ 4,830
Estimated liabilities to be paid	38	38
Total consideration	4,711	4,711	$ 4,700
Assets acquired:
Goodwill	2,144	1,929				$ 2,144
Intangible assets subject to amortization	1,874	1,873				1,874
Property, plant, and equipment	1,799	1,805				1,799
Other	1,460	1,332				1,460
Total assets acquired	7,277	6,939				7,277
Liabilities assumed:
Total liabilities assumed	2,516	2,178				2,516
Net assets acquired	4,761	4,761				4,761
Noncontrolling interest	(50)	(50)				(50)
Total consideration	$ 4,711	$ 4,711				4,711
Measurement-period adjustments
Cash payment to Yahoo’s equity holders, adjustments						0
Estimated liabilities to be paid, adjustments						0
Total consideration, adjustments						0
Goodwill, adjustments						215
Intangible assets subject to amortization, adjustments						1
Property, plant, and equipment, adjustments						(6)
Other, adjustments						128
Total assets acquired, adjustments						338
Total liabilities assumed, adjustments						338
Net assets acquired:, adjustments						0
Noncontrolling interest, adjustments						$ 0